Founder Preferred Shares Dividend Reserve - Additional Information (Details) € / shares in Units, € in Millions				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2017 $ / shares shares	Jan. 12, 2016 $ / shares shares	Apr. 11, 2014	Sep. 30, 2015 shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 $ / shares	Mar. 31, 2015 EUR (€)	Jul. 31, 2016 $ / shares	Jun. 01, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares								$ 11.50
Preference shares, dividend payment terms, weighted average share price, minimum term required						10 days		10 days
Share dividend issued (in shares)		3,600,000
Percentage increase in dividend price	20.00%	20.00%				20.00%
Share price (in dollars per share) | $ / shares										$ 8.98
Preferred share dividend equivalent		140,220,619
Shares issued in the period (in shares)				121,500,000
Dividend price per share (in dollars per share) | (per share)	$ 16.6516	$ 11.4824					€ 11.482	$ 11.4824
Charge related to Founder Preferred Shares Annual Dividend Amount | €					€ 349.0	€ 0.0	€ 0.0		€ 165.8
Founder Preferred Shares Dividend Reserve | €						€ 493.4	€ 493.4				€ 531.5
Preference shares, conversion ratio			1					1
Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)	8,705,890	3,620,510
Share price (in dollars per share) | $ / shares		$ 10.00
Shares issued in the period (in shares)		13,700,000				0	3,700,000